Submission	Mar. 20, 2025
Submission [Line Items]
Central Index Key	0001728951
Registrant Name	ESSENTIAL PROPERTIES REALTY TRUST, INC.
Registration File Number	333-280265
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES